INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)					1 Months Ended	6 Months Ended				12 Months Ended	72 Months Ended
	Mar. 05, 2025 USD ($)	Apr. 01, 2023	Mar. 31, 2023	Jan. 01, 2019 CNY (¥) employee	Mar. 31, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2027 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 01, 2021
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥				¥ 3,000,000						¥ 3,000,000
Number of employees | employee				300
Assets						$ 5,224,867							$ 5,208,001	¥ 50,000,000
Period for statute of limitations under special circumstances						5 years	5 years	5 years
Maximum amount of underpayment of tax liability						$ 14,000						¥ 100,000
Period for statute of limitations if tax liability exceeds RMB100,000						10 years	10 years	10 years
Period for statute of limitations due to computation errors						3 years	3 years	3 years
Provision for income tax uncertainty						$ 0			$ 0
Net income (loss)						154,412			(1,326,011)
Gain on valuation of warrants						770,352
Gain on deconsolidation						157,555
Current income tax expense (benefit)						0
Deferred income tax expense (benefit)						0
Provision for income tax						0			$ 0
eijing Mingda Jiahe Technology Development Co., Ltd. | Disposed by sale
INCOME TAX AND DEFERRED TAX ASSETS
Gain on deconsolidation	$ 157,555
Disposal of deferred tax asset						$ 2,400,000
Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥								¥ 1,000,000
Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥								¥ 3,000,000
PRC tax Jurisdiction
INCOME TAX AND DEFERRED TAX ASSETS
Examination period						5 years	5 years	5 years
Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate											5.00%
Taxable income | ¥								¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥											¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥				¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥				¥ 3,000,000							¥ 3,000,000
Series A Warrants
INCOME TAX AND DEFERRED TAX ASSETS
Gain on valuation of warrants						$ 770,352
Hong Kong
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate						16.50%	16.50%	16.50%
CHINA
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate						25.00%	25.00%	25.00%
CHINA | Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				5.00%
Taxable income | ¥				¥ 1,000,000				¥ 1,000,000
CHINA | Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				10.00%
UK
INCOME TAX AND DEFERRED TAX ASSETS
Rate of corporation tax															19.00%
Small profits rate of corporation tax		19.00%
Maximum amount of profits for small profits rate of corporation tax | £							£ 50,000
Assets						$ 5,223,830							$ 5,192,865
Statutory income tax rate		25.00%	19.00%		19.00%